united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 11/30

Date of reporting period: 5/31/19

Item 1. Reports to Stockholders.

Inspire Global Hope ETF (BLES)

Inspire Small/Mid Cap Impact ETF (ISMD)

Inspire Corporate Bond Impact ETF (IBD)

Inspire 100 ETF (BIBL)

Semi-Annual Report
May 31, 2019

1-877-658-9473
www.inspireinvesting.com

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.inspireinvesting.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six-Months	One Year	May 31, 2019
Inspire Global Hope ETF - NAV	2.85%	(2.94)%	4.95%
Inspire Global Hope ETF - Market Price	2.14%	(3.20)%	5.15%
Inspire Global Hope Large Cap Equal Weight Index (A)	3.76%	(1.01)%	6.18%
MSCI All Country World Index Equal Weight - Price Return (B)	0.46%	(8.68)%	1.51%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.62% per the April 1, 2019 prospectus.

**	As of the commencement of operations on February 27, 2017.

(A)	Inspire Global Hope Large Cap Equal Weight Index (BLESI) tracks the stock performance of 400 of the most inspiring large cap companies from around the globe, as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% US large cap companies, 40% international developed large cap companies and 10% emerging market large cap companies. Inspire defines “large cap” as a market capitalization of $5B or greater. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

(B)	MSCI All Country World Index Equal Weight - Price Return is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The MSCI Price Index measures the price performance of markets without including dividends. On any given day, the price return of an index captures the sum of its constituents’ free float-weighted market capitalization returns.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Global Hope ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2019

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Oil, Gas & Coal	8.0%
Real Estate	7.0%
Chemicals	5.7%
Utilities	5.6%
Medical Equipment & Devices	4.6%
Retail - Discretionary	4.5%
Banking	4.5%
Transportation & Logistics	3.9%
Semiconductors	3.6%
Insurance	3.3%
Other Assets	49.3%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six-Months	One Year	May 31, 2019
Inspire Small/Mid Cap Impact ETF - NAV	(4.43)%	(8.80)%	2.15%
Inspire Small/Mid Cap Impact ETF - Market Price	(4.43)%	(8.79)%	2.17%
Inspire Small/Mid Cap Impact Equal Weight Index (A)	(5.19)%	(9.49)%	2.53%
S&P 500 Total Return Index (B)	0.74%	3.78%	9.00%
S&P 400 Price Return Index (C)	(3.63)%	(6.98)%	1.56%
S&P 600 Price Return Index (D)	(7.71)%	(11.79)%	1.48%
Blended Benchmark Index (E)	(5.68)%	(9.39)%	1.55%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.72% per the April 1, 2019 prospectus.

**	As of the commencement of operations on February 27, 2017.

(A)	Inspire Small/Mid Cap Impact Equal Weight Index (ISMDI) tracks the stock performance of 500 of the most inspiring small and mid cap companies in the U.S., as determined by Inspire’s revolutionary Inspire Impact Score4 methodology which measures a company’s positive impact on the world. Under normal circumstances the index will be comprised of 50% U.S. mid cap companies with market cap between $2B-3.5B, and 50% U.S. small cap companies with market cap between $1B-2B. Inspire believes that companies in this “smid cap” capitalization range have the potential to deliver above average growth. The index is equally weighted, rebalanced quarterly and calculated on a gross total return basis in United States Dollars.

(B)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

(C)	The S&P 400 Price Return Index is an unmanaged market capitalization-weighted index which is comprised of 400 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

(D)	The S&P 600 Price Return Index is an unmanaged market capitalization-weighted index which is comprised of 600 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

(E)	The The Blended Benchmark Index represents a blend of 50% S&P 400 Price Return Index and 50% S&P 600 Price Return Index. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2019

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Banking	9.2%
Real Estate	7.5%
Oil, Gas, & Coal	6.0%
Software	4.2%
Biotech & Pharma	4.0%
Insurance	3.4%
Semiconductors	3.2%
Retail - Discretionary	3.1%
Consumer Products	3.1%
Chemicals	3.1%
Other Assets	53.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six-Months	One Year	May 31, 2019
Inspire Corporate Bond Impact ETF - NAV	5.56%	5.69%	2.56%
Inspire Corporate Bond Impact ETF - Market Price	5.20%	5.60%	2.58%
Inspire Corporate Bond Impact Equal Weight Index (A)	6.33%	6.69%	3.54%
Bloomberg Barclays U.S. Aggregate Bond Index (B)	6.72%	6.40%	3.30%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.68% per the April 1, 2019 prospectus.

**	As of the commencement of operations on July 10, 2017.

(A)	Inspire Corporate Bond Impact Equal Weight Index (IBDI) is comprised of 250 investment grade, intermediate term corporate bonds issued by some of the most inspiring large cap “blue chip” companies in the United States, as determined by Inspire’s revolutionary Inspire Impact Score methodology which measures a company’s positive impact on the world. Inspire defines “large cap” as a market capitalization of $5B or greater and “investment grade” as BBB-/Baa3 or higher. The index is equally weighted, rebalanced quarterly and calculated on a total return basis in US Dollars.

(B)	The Bloomberg Barclays U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire Corporate Bond Impact ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2019

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Real Estate	18.0%
Utilities	8.8%
Retail - Consumer Discretionary	8.7%
Exploration & Production	8.3%
Railroad	5.1%
Healthcare Facilities & Services	4.5%
Pharmaceuticals	4.0%
Food & Beverage	3.6%
Machinery Manufacturing	3.5%
Pipeline	3.0%
Other Assets	32.5%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)
May 31, 2019

The Fund’s performance figures* for the periods ended May 31, 2019, as compared to its benchmarks:

			Annualized
			Since Inception** -
	Six-Months	One Year	May 31, 2019
Inspire 100 ETF - NAV	0.31%	(0.75)%	3.91%
Inspire 100 ETF - Market Price	0.39%	(0.87)%	3.96%
Inspire 100 Market Cap Weight Index (A)	0.63%	(0.15)%	4.62%
S&P 500 Price Return Index (B)	(0.29)%	1.73%	4.34%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.inspireinvesting.com or by calling 1-877-658-9473.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 31, 2020 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.35% of average daily net assets. This fee waiver and expense reimbursement is subject to possible recoupment from the Fund if such recoupment does not cause the Fund’s expense ratio (after the repayment is taken into account) to exceed both: (i) the Fund’s expense cap in place at the time such expenses were waived, and (ii) the Fund’s current expense cap at the time of recoupment. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses (gross) are 0.84% per the April 1, 2019 prospectus.

**	As of the commencement of operations on October 30, 2017.

(A)	The Inspire 100 Market Cap Weight Index is a rules based, passive index which tracks the stock performance of the one-hundred highest Inspire Impact Scoring companies in the United States with market capitalizations above $20B. The index is market-cap weighted, rebalanced annually and calculated on a total return basis in U.S. Dollars.

(B)	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, a Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

Inspire 100 ETF
PORTFOLIO REVIEW (Unaudited)(Continued)
May 31, 2019

The Fund’s Top Sectors are as follows:

Sectors	% of Net Assets
Utilities	11.4%
Real Estate	9.6%
Electrical Equipment	9.5%
Biotech & Pharma	8.6%
Machinery	6.6%
Transportation & Logistics	6.1%
Oil, Gas, & Coal	6.0%
Semiconductors	5.8%
Technology Services	4.2%
Medical Equipment & Devices	3.3%
Other Assets	28.9%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCKS - 97.9%
	AEROSPACE & DEFENSE - 1.1%
2,835	General Dynamics Corp.	$455,925
2,920	Harris Corp.	546,595
2,277	L3 Technologies, Inc.	551,171
		1,553,691
	APPAREL & TEXTILE PRODUCTS - 1.3%
10,920	Capri Holdings Ltd.*	354,682
6,790	Cie Financiere Richemont SA	497,783
811	Kontoor Brands, Inc.*	23,762
1,680	Swatch Group AG	420,397
5,680	VF Corp.	465,078
		1,761,702
	ASSET MANAGEMENT - 2.0%
10,605	E*TRADE Financial Corp.	475,104
14,805	Franklin Resources, Inc.	471,095
4,954	Groupe Bruxelles Lambert SA	460,740
25,368	Invesco Ltd.	495,691
198,345	Melrose Industries PLC	409,865
630	Partners Group Holding AG	440,314
		2,752,809
	AUTOMOTIVE - 1.2%
13,125	BorgWarner, Inc.	465,675
4,095	Cie Generale des Etablissements Michelin	469,788
13,650	Nokian Renkaat OYJ	389,247
15,570	Valeo SA	410,858
		1,735,568
	BANKING - 4.5%
68,052	Bank Hapoalim BM	493,669
69,760	Bank Leumi Le-Israel BM	470,489
59,642	Commerzbank AG *	418,844
9,345	Commonwealth Bank of Australia	508,327
38,833	Credit Agricole SA	442,689
25,830	Danske Bank A/S	423,996
82,320	Investec PLC	478,420
6,825	KBC Group NV	447,656
5,250	Macquarie Group Ltd.	437,623
4,095	mBank SA *	429,162
303,232	Metropolitan Bank & Trust Co.	417,110
91,560	Natixis SA	419,241
29,925	People’s United Financial, Inc.	459,947
20,895	Raiffeisen Bank International AG *	484,780
		6,331,953
	BIOTECHNOLOGY & PHARMACEUTICAL - 2.5%
5,985	AbbVie, Inc.	459,109
3,675	Alexion Pharmaceuticals, Inc. *	417,774
5,355	BioMarin Pharmaceutical, Inc. *	440,395
5,355	Celgene Corp. *	502,245

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 2.5%
5,565	Incyte Corp. *	$437,576
1,260	Regeneron Pharmaceuticals, Inc. *	380,167
6,405	Seattle Genetics, Inc. *	416,773
2,539	Vertex Pharmaceuticals, Inc. *	421,931
		3,475,970
	CHEMICALS - 5.7%
1,454,193	AKR Corporindo Tbk PT	405,513
5,250	Akzo Nobel NV	441,818
4,878	Arkema SA	408,338
4,410	Avery Dennison Corp.	458,905
9,135	Brenntag AG	423,268
12,180	CF Industries Holdings, Inc.	490,123
7,287	Croda International PLC	465,656
6,300	Eastman Chemical Co.	408,996
6,300	FMC Corp.	462,735
210	Givaudan SA	553,472
9,345	Imerys SA	404,465
92,190	Israel Chemicals Ltd.	465,752
11,655	Johnson Matthey PLC	454,508
25,935	K+S AG	439,146
5,565	LyondellBasell Industries NV	413,201
17,745	Mosaic Co.	380,985
4,315	PPG Industries, Inc.	451,565
1,132	Sherwin-Williams Co.	474,817
		8,003,263
	COMMERCIAL SERVICES - 2.1%
19,950	Bureau Veritas SA	469,303
2,415	Cintas Corp.	535,719
10,395	Edenred	473,772
193,305	G4S PLC	509,942
7,537	Intertek Group PLC	503,101
9,530	Randstad Holding NV	490,633
		2,982,470
	CONSTRUCTION MATERIALS - 1.4%
20,394	ACC Ltd.	493,380
37,485	James Hardie Industries PLC - ADR	476,317
9,660	LafargeHolcim Ltd.	461,656
2,489	Martin Marietta Materials, Inc.	523,934
		1,955,287
	CONSUMER PRODUCTS - 2.2%
15,075	Associated British Foods PLC	468,933
4,272	JM Smucker Co.	519,304
43,878	Natura Cosmeticos SA	668,640
60,795	Orkla ASA	526,155
89,460	Pioneer Foods Group Ltd.	444,304
373,684	Sime Darby Plantation Berhad *	415,551
		3,042,887

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	CONSUMER SERVICES - 0.3%
167,684	Kroton Educacional SA	$439,943

	CONTAINERS & PACKAGING - 2.0%
44,205	Amcor Ltd.	504,740
8,190	Ball Corp.	502,784
55,440	Brambles Ltd.	465,165
10,710	International Paper Co.	444,144
20,333	Mondi Ltd.	418,393
10,605	Sealed Air Corp.	444,350
		2,779,576
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
7,245	Sysco Corp.	498,601

	DISTRIBUTORS - DISCRETIONARY - 0.3%
14,305	Bunzl PLC	381,335

	ELECTRICAL EQUIPMENT - 3.1%
25,515	ABB Ltd.	466,111
5,460	Allegion PLC	529,893
5,985	AMETEK, Inc.	490,112
5,985	Eaton Corp PLC	445,823
12,875	Johnson Controls International PLC	495,945
9,450	Kone OYJ	513,999
25,200	Prysmian SpA	419,259
1,470	Roper Technologies, Inc.	505,562
2,310	Schindler Holding AG	485,035
		4,351,739
	ENGINEERING & CONSTRUCTION SERVICES - 1.6%
17,640	Boskalis Westminster	396,878
13,091	Fluor Corp.	362,883
6,510	Jacobs Engineering Group, Inc.	490,138
55,230	LendLease Group	545,292
4,935	Vinci SA	486,470
		2,281,661
	FOREST & PAPER PRODUCTS - 0.3%
16,325	UPM-Kymmene OYJ	407,860

	GAMING, LODGING & RESTAURANTS - 0.3%
7,245	Whitbread PLC	422,793

	HARDWARE - 1.2%
18,060	Juniper Networks, Inc.	444,457
10,080	Seagate Technology PLC	421,848
49,082	Telefonaktiebolaget LM Ericsson	471,780

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	HARDWARE (continued) - 1.2%
9,870	Western Digital Corp.	$367,361
		1,705,446
	HEALTH CARE FACILITIES & SERVICES - 1.0%
5,985	AmerisourceBergen Corp.	465,992
8,820	DaVita, Inc. *	382,964
10,395	Ramsay Health Care Ltd.	502,928
		1,351,884
	HOME & OFFICE PRODUCTS - 2.7%
11,655	DR Horton, Inc.	498,368
1,144	Geberit AG	502,593
11,816	Leggett & Platt, Inc.	419,586
9,975	Lennar Corp. - Class A	495,359
3,692	Mohawk Industries, Inc. *	500,451
16,800	Persimmon PLC	416,507
3,150	Snap-on, Inc.	491,148
3,659	Stanley Black & Decker, Inc.	465,498
		3,789,510
	INDUSTRIAL SERVICES - 0.7%
15,330	Fastenal Co.	468,945
42,000	Rexel SA	452,582
		921,527
	INSTITUTIONAL FINANCIAL SERVICES - 1.1%
6,510	Intercontinental Exchange, Inc.	535,187
7,875	London Stock Exchange Group PLC	524,472
5,670	Nasdaq, Inc.	513,929
		1,573,588
	INSURANCE - 3.3%
5,040	Assurant, Inc.	503,798
5,507	Cincinnati Financial Corp.	541,008
101,325	Direct Line Insurance Group PLC	404,202
25,725	Gjensidige Forsikring ASA	500,908
86,794	Insurance Australia Group Ltd.	460,035
133,875	Legal & General Group PLC	432,977
53,550	QBE Insurance Group Ltd.	432,982
71,295	RSA Insurance Group PLC	496,568
9,954	Sampo OYJ	429,936
14,283	Unum Group	449,772
		4,652,186
	IRON & STEEL - 2.0%
18,375	Anglo American PLC	438,879
20,475	BHP Billiton PLC	460,546
101,850	Fortescue Metals Group Ltd.	568,063
8,295	Nucor Corp.	398,160
8,505	Rio Tinto PLC	486,300
62,212	Tata Steel Ltd.	435,896
		2,787,844

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	MACHINERY - 3.3%
22,050	Alfa Laval AB	$451,671
3,045	Deere & Co.	426,818
5,250	Dover Corp.	469,402
10,920	Flowserve Corp.	507,234
3,311	Illinois Tool Works, Inc.	462,348
37,481	IMI PLC	428,004
2,857	Parker-Hannifin Corp.	435,178
29,085	Sandvik AB	447,864
100,013	WEG SA	486,728
6,195	Xylem, Inc.	459,793
		4,575,040
	MEDIA - 0.3%
11,760	Ctrip.com International Ltd. - ADR *	406,426

	MEDICAL EQUIPMENT & DEVICES - 4.6%
5,985	Agilent Technologies, Inc.	401,294
4,410	Coloplast A/S	468,952
15,225	Demant AS*	508,693
9,660	Dentsply Sirona, Inc.	520,384
2,520	Edwards Lifesciences Corp. *	430,164
4,305	Essilor International SA	494,839
2,205	IDEXX Laboratories, Inc. *	550,743
1,575	Illumina, Inc. *	483,383
840	Intuitive Surgical, Inc. *	390,474
5,129	PerkinElmer, Inc.	442,838
23,559	Smith & Nephew PLC	494,104
3,465	Varian Medical Systems, Inc.*	437,491
1,890	Waters Corp. *	379,342
3,838	Zimmer Biomet Holdings, Inc.	437,263
		6,439,964
	METALS & MINING - 2.4%
38,430	Antofagasta PLC	379,166
17,535	Boliden AB	406,339
39,060	Freeport-McMoRan, Inc.	379,273
43,155	Fresnillo PLC	417,735
178,710	Grupo Mexico SAB de CV	444,691
26,460	Newcrest Mining Ltd.	498,836
13,755	Newmont Mining Corp.	455,153
116,550	Norsk Hydro ASA	407,684
		3,388,877
	OIL, GAS & COAL - 8.0%
4,724,992	Adaro Energy Tbk PT *	428,717
11,025	Anadarko Petroleum Corp.	775,829
13,650	Apache Corp.	355,856
18,572	Cabot Oil & Gas Corp.	464,671
25,305	Caltex Australia Ltd.	462,685
7,245	ConocoPhillips	427,165
40,376	Cosan SA Industria e Comercio	486,133
15,645	Devon Energy Corp.	393,628
26,393	Eni SpA	399,402

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	OIL, GAS & COAL (continued) - 8.0%
5,040	EOG Resources, Inc.	$412,675
24,360	EQT Corp.	445,788
16,590	Halliburton Co.	353,201
8,715	Helmerich & Payne, Inc.	426,251
23,940	Kinder Morgan, Inc.	477,603
10,080	Koninklijke Vopak NV	412,238
28,749	Marathon Oil Corp.	378,049
7,770	Marathon Petroleum Corp.	357,342
17,850	National Oilwell Varco, Inc.	372,173
19,951	Noble Energy, Inc.	426,951
7,245	Occidental Petroleum Corp.	360,584
7,042	ONEOK, Inc.	448,012
4,960	Phillips 66	400,768
3,360	Pioneer Natural Resources Co.	476,986
21,053	TechnipFMC PLC	437,902
5,670	Valero Energy Corp.	399,168
16,695	Williams Cos, Inc.	440,414
		11,220,191
	PASSENGER TRANSPORTATION - 0.9%
679,079	AirAsia Bhd	468,330
30,457	easyJet PLC	334,436
6,615	Ryanair Holdings PLC - ADR	431,430
		1,234,196
	REAL ESTATE - 7.0%
2,415	American Tower Corp.	504,180
9,756	Apartment Investment & Management Co.	487,312
2,341	AvalonBay Communities, Inc.	475,246
26,162	Ayala Corp.	460,936
545,797	Ayala Land, Inc.	517,953
3,476	Boston Properties, Inc.	454,765
61,149	British Land Co PLC	411,566
4,514	COVIVIO	472,334
3,822	Crown Castle International Corp.	496,898
1,050	Equinix, Inc.	510,080
6,243	Equity Residential	478,027
1,659	Essex Property Trust, Inc.	483,997
50,085	Goodman Group	464,999
108,708	GPT Group	433,834
105,735	Hammerson PLC	361,024
14,922	HCP, Inc.	473,177
39,375	Land Securities Group PLC	411,220
10,815	Macerich Co.	392,909
6,677	Prologis, Inc.	491,895
2,139	Public Storage	508,825
2,625	Simon Property Group, Inc.	425,486
		9,716,663

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	RENEWABLE ENERGY - 0.3%
5,775	Vestas Wind Systems A/S	$472,255

	RETAIL - CONSUMER STAPLES - 1.6%
1,995	Costco Wholesale Corp.	477,962
4,725	Dollar Tree, Inc. *	480,013
151,935	J Sainsbury PLC	383,189
160,440	Wm Morrison Supermarkets PLC	398,067
21,453	Woolworths Ltd.	466,275
		2,205,506
	RETAIL - DISCRETIONARY - 4.5%
2,835	Advance Auto Parts, Inc.	439,425
525	AutoZone, Inc. *	539,233
7,665	CarMax, Inc. *	600,016
4,431	Genuine Parts Co.	438,226
17,010	JD.com, Inc. - ADR *	438,178
151,486	Kingfisher PLC	408,406
7,140	Kohl’s Corp.	352,145
4,515	Lowe’s Cos, Inc.	421,159
133,980	Marks & Spencer Group PLC	380,292
6,720	Next PLC	488,035
1,248	O’Reilly Automotive, Inc. *	463,470
9,926	Pandora A/S	367,786
5,354	Ross Stores, Inc.	497,868
4,952	Tractor Supply Co.	499,063
		6,333,302
	SEMICONDUCTORS - 3.6%
4,410	Analog Devices, Inc.	426,094
2,520	ASML Holding NV	475,422
1,575	Broadcom Ltd.	396,333
3,990	KLA-Tencor Corp.	411,249
2,625	Lam Research Corp.	458,351
8,523	Maxim Integrated Products, Inc.	448,225
5,565	Microchip Technology, Inc.	445,367
11,445	Micron Technology, Inc. *	373,221
2,730	NVIDIA Corp.	369,806
5,250	NXP Semiconductors NV	462,840
29,190	STMicroelectronics NV - ADR	439,018
3,780	Xilinx, Inc.	386,732
		5,092,658
	SOFTWARE - 1.9%
4,305	Atlassian Corp. PLC	541,913
8,400	Cerner Corp.	587,748
52,500	Sage Group PLC	494,298
47,895	Totvs SA	479,635
3,885	Veeva Systems, Inc.*	599,417
		2,703,011

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	SPECIALTY FINANCE - 1.9%
4,177	Fidelity National Information Services, Inc.	$502,493
5,635	Fiserv, Inc. *	483,821
16,274	Housing Development Finance Corp. Ltd.	509,683
5,068	Total System Services, Inc.	626,050
26,040	Western Union Co.	505,176
		2,627,223
	TECHNOLOGY SERVICES - 2.1%
6,720	Cognizant Technology Solutions Corp.	416,170
17,745	Experian PLC	533,872
43,363	Infosys Ltd.	459,040
6,090	Paychex, Inc.	522,461
16,068	Tata Consultancy Services Ltd.	506,436
3,675	Verisk Analytics, Inc. *	514,500
		2,952,479
	TELECOMMUNICATIONS - 0.7%
25,830	Eutelsat Communications SA	454,063
59,332	Mobile TeleSystems PJSC - ADR	463,976
		918,039
	TRANSPORTATION & LOGISTICS - 3.9%
2,357	Aeroports de Paris	402,384
70,770	Babcock International Group PLC	399,431
5,565	CH Robinson Worldwide, Inc.	443,141
6,253	Expeditors International of Washington, Inc.	435,146
6,022	Fraport AG Frankfurt Airport Services	473,099
30,870	Grupo Aeroportuario del Sureste SAB de CV	488,105
4,830	JB Hunt Transport Services, Inc.	411,226
4,200	Kansas City Southern	475,776
3,570	Kuehne + Nagel International AG	472,581
2,625	Norfolk Southern Corp.	512,243
149,730	Royal Mail PLC	387,253
2,990	Union Pacific Corp.	498,672
		5,399,057
	TRANSPORTATION EQUIPMENT - 0.7%
7,140	PACCAR, Inc.	469,955
33,026	Volvo AB	465,693
		935,648
	UTILITIES - 5.6%
412,412	Aboitiz Equity Ventures, Inc.	441,974
26,355	AES Corp.	416,409
30,548	AGL Energy Ltd.	434,945
14,865	CenterPoint Energy, Inc.	422,761
45,423	Cia de Saneamento Basico do Estado de Sao Paulo*	514,873
132,252	Cia Energetica de Minas Gerais	498,682
8,385	CMS Energy Corp.	470,482
6,300	Dominion Energy, Inc.	473,634
4,920	Entergy Corp.	477,584
6,615	Eversource Energy	488,452

See accompanying notes to financial statements.

Inspire Global Hope ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	UTILITIES (continued) - 5.6%
11,293	FirstEnergy Corp.	$465,723
16,254	NiSource, Inc.	452,674
239,578	NTPC Ltd.	458,074
86,689	Origin Energy Ltd.	431,249
4,880	Pinnacle West Capital Corp.	458,281
14,360	PPL Corp.	427,354
5,952	WEC Energy Group, Inc.	479,434
		7,812,585
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 0.3%
11,066	Pentair PLC	385,318

	TOTAL COMMON STOCKS (Cost $138,896,212)	136,759,531

	PREFERRED STOCK - 0.3%
	INTEGRATED OILS - 0.3%
67,465	Petroleo Brasileiro SA * (Cost $343,383)	440,356

	RIGHTS - 0.0%
	RIGHTS - 0.0%
26,796	Marks & Spencer Group PLC * (Cost $20,042)	13,172

	TOTAL INVESTMENTS - 98.2% (Cost $139,259,637)	$137,213,059
	OTHER ASSETS LESS LIABILITIES - 1.8%	2,482,420
	NET ASSETS - 100.0%	$139,695,479

* Non-Income producing security.

AB - Aktiebolag

ADR - American Depositary Receipt

AG - ktiengesellschaft

NV - Naamloze vennootschap

OYJ - Osakeyhtiö

PLC - Public Limited Company

PT - Perseroan Terbatas

SA - Société anonyme

SAB de CV - Sociedad Anonima

SpA - Societa per azioni

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCKS - 98.3%
	AEROSPACE & DEFENSE - 1.3%
4,992	AAR Corp.	$150,209
4,864	Aerojet Rocketdyne Holdings, Inc.*	187,653
2,432	Aerovironment, Inc.*	157,472
3,136	Axon Enterprise, Inc.*	209,422
3,136	Barnes Group, Inc.	162,194
1,800	Moog, Inc.	148,356
		1,015,306
	APPAREL & TEXTILE PRODUCTS - 0.7%
6,464	Crocs, Inc.*	124,884
2,176	Oxford Industries, Inc.	155,018
5,056	Steven Madden Ltd.	152,995
4,762	Wolverine World Wide, Inc.	133,050
		565,947
	ASSET MANAGEMENT - 1.7%
6,528	Artisan Partners Asset Management, Inc.	154,387
4,992	Blucora, Inc. *	154,602
3,968	Cohen & Steers, Inc.	203,241
5,696	Federated Investors, Inc.	173,899
8,015	Kennedy-Wilson Holdings, Inc.	164,708
5,952	Legg Mason, Inc.	212,010
3,136	Stifel Financial Corp.	168,184
9,600	Waddell & Reed Financial, Inc.	155,040
		1,386,071
	AUTOMOTIVE - 1.5%
12,096	American Axle & Manufacturing Holdings, Inc. *	122,291
5,632	Cooper Tire & Rubber Co.	155,331
3,264	Cooper-Standard Holdings, Inc. *	126,186
9,792	Dana, Inc.	142,865
1,984	Dorman Products, Inc. *	162,013
4,416	Gentherm, Inc.*	165,070
3,332	Standard Motor Products, Inc.	141,210
7,232	Tenneco, Inc.	71,886
2,368	Visteon Corp. *	105,400
		1,192,252
	BANKING - 9.2%
4,864	Ameris Bancorp	171,651
5,248	Atlantic Union Bankshares Corp.	169,510
5,888	A xos Financial, Inc.*	160,801
5,952	BancorpSouth Bank	161,180
2,176	Bank of Hawaii Corp.	164,636
3,136	Banner Corp.	158,243
11,648	Brookline Bancorp, Inc.	167,149
8,064	CVB Financial Corp.	165,715
12,688	Capitol Federal Financial, Inc.	168,497
4,992	Cathay General Bancorp	167,931
4,160	Chemical Financial Corp.	157,498
2,240	City Holding Co.	163,632

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	BANKING (continued) - 9.2%
5,248	Columbia Banking System, Inc.	$175,021
2,880	Community Bank System, Inc.	178,013
15,104	First BanCorp/Puerto Rico	150,436
7,104	First Financial Bancorp	158,561
4,181	First Interstate BancSystem, Inc.	154,321
8,192	First Midwest Bancorp, Inc.	159,662
10,816	Fulton Financial Corp.	170,460
126	Glacier Bancorp, Inc.	4,966
5,312	Great Western Bancorp, Inc.	165,044
4,288	Hancock Whitney Corp.	162,858
9,536	Hilltop Holdings, Inc.	191,960
9,856	Home BancShares, Inc.	172,677
13,184	Hope Bancorp, Inc.	169,678
4,476	International Bancshares Corp.	163,195
4,672	LegacyTexas Financial Group, Inc.	170,528
4,736	NBT Bancorp, Inc.	170,259
9,856	Northwest Bancshares, Inc.	165,285
10,368	Old National Bancorp	165,266
6,464	Provident Financial Services, Inc.	154,102
4,992	Renasant Corp.	168,730
4,352	S&T Bancorp, Inc.	164,070
5,120	ServisFirst Bancshares, Inc.	160,461
6,976	Simmons First National Corp.	159,123
5,060	Southside Bancshares, Inc.	164,804
3,072	Texas Capital Bancshares, Inc.	176,026
2,240	Tompkins Financial Corp.	177,027
6,784	Towne Bank/Portsmouth VA	172,042
5,120	Trustmark Corp.	162,663
6,912	United Community Banks, Inc.	183,237
17,408	Valley National Bancorp	170,947
5,824	Washington Federal, Inc.	183,864
4,352	WesBanco, Inc.	154,627
2,752	Westamerica Bancorporation	164,817
		7,341,173
	BIOTECHNOLOGY & PHARMACEUTICAL - 4.0%
3,456	Aerie Pharmaceuticals, Inc.*	125,868
4,288	Cambrex Corp.*	170,662
6,599	Clovis Oncology, Inc.*	97,533
1,137	Cyclerion Therapeutics, Inc.*	15,861
3,392	Emergent BioSolutions, Inc.*	135,409
1,728	Enanta Pharmaceuticals, Inc.*	156,332
10,496	Halozyme Therapeutics, Inc.*	154,816
11,840	Innoviva, Inc.*	161,853
1,472	Intercept Pharmaceuticals, Inc.*	121,911
12,127	Ironwood Pharmaceuticals, Inc.*	132,548
1,280	Ligand Pharmaceuticals, Inc.*	137,446

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	BIOTECHNOLOGY & PHARMACEUTICAL (continued) - 4.0%
6,144	Medicines Co.*	$219,034
12,544	Momenta Pharmaceuticals, Inc.*	145,887
4,288	Pacira Pharmaceuticals, Inc.*	186,571
5,060	Phibro Animal Health Corp.	149,675
5,120	Portola Pharmaceuticals, Inc.*	142,797
5,696	Prestige Consumer Healthcare, Inc.*	165,355
4,160	Puma Biotechnology, Inc.*	61,526
1,472	Spark Therapeutics, Inc.*	160,448
17,024	Spectrum Pharmaceuticals, Inc.*	125,297
4,544	Supernus Pharmaceuticals, Inc.*	136,456
7,168	Theravance Biopharma, Inc.*	119,132
2,496	Ultragenyx Pharmaceutical, Inc.*	137,105
		3,159,522
	CHEMICALS - 3.1%
1,792	Balchem Corp.	162,516
3,968	Cabot Corp.	158,482
5,632	GCP Applied Technologies, Inc. *	147,333
3,342	HB Fuller Co.	131,775
2,048	Innospec, Inc.	165,294
11,838	Kronos Worldwide, Inc.	149,277
2,944	Materion Corp.	177,965
2,880	Minerals Technologies, Inc.	149,702
5,696	PolyOne Corp.	143,140
825	Quaker Chemical Corp.	149,210
2,496	Sensient Technologies Corp.	168,979
1,905	Stepan Co.	161,658
3,712	Trinseo SA	136,750
7,676	Univar, Inc. *	153,597
3,264	Versum Materials, Inc.	167,606
960	WD-40 Co.	150,077
		2,473,361
	COMMERCIAL SERVICES - 2.6%
4,740	ABM Industries, Inc.	171,825
3,392	AMN Healthcare Services, Inc.*	164,309
3,584	Brady Corp.	165,939
2,560	Corvel Corp.*	189,389
2,240	FTI Consulting, Inc. *	187,981
5,056	Healthcare Services Group, Inc.	159,820
5,248	HMS Holdings Corp. *	159,697
3,581	Korn/Ferry International	154,269
4,100	Sotheby’s	138,211
2,752	TriNet Group, Inc. *	174,422
1,216	UniFirst Corp.	193,077
3,072	Viad Corp.	193,045
		2,051,984

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	CONSTRUCTION MATERIALS - 1.1%
2,304	Eagle Materials, Inc.	$198,282
6,765	Louisiana-Pacific Corp.	154,377
2,880	Simpson Manufacturing Co,. Inc.	175,219
10,240	Summit Materials, Inc.*	143,155
5,568	Universal Forest Products, Inc.	179,568
		850,601
	CONSUMER PRODUCTS - 3.1%
6,592	B&G Foods, Inc.	144,695
3,772	Cal-Maine Foods, Inc.	139,640
6,144	Central Garden & Pet Co. *	172,954
640	Coca-Cola Bottling Co. Consolidated	193,286
7,808	Darling Ingredients, Inc. *	147,571
3,904	Edgewell Personal Care Co.	111,420
3,584	Energizer Holdings, Inc.	146,657
6,080	Fresh Del Monte Produce, Inc.	152,122
6,976	Hain Celestial Group, Inc.*	142,241
1,472	Helen of Troy Ltd.*	196,674
2,176	Inter Parfums, Inc.	140,961
1,017	J&J Snack Foods Corp.	163,585
108	Nu Skin Enterprises, Inc.	5,043
7,488	Revlon, Inc. *	158,596
1,280	Sanderson Farms, Inc.	174,989
4,504	Tootsie Roll Industries, Inc.	170,972
2,624	Treehouse Foods, Inc*	136,789
		2,498,195
	CONSUMER SERVICES - 1.2%
2,496	2U, Inc. *	94,823
3,223	Aaron’s, Inc.	171,657
3,520	Adtalem Global Education, Inc. *	154,739
4,544	Matthews International Corp.	154,632
1,276	Medifast, Inc.	164,540
1,216	Strategic Education, Inc.	214,004
		954,395
	CONTAINERS & PACKAGING - 0.6%
4,096	Greif, Inc.	145,162
8,512	Owens-Illinois, Inc.	136,192
5,632	Silgan Holdings, Inc.	163,272
		444,626
	DESIGN, MANUFACTURING & DISTRIBUTION - 0.5%
6,276	Benchmark Electronics, Inc.	138,637
3,173	Fabrinet*	135,297
2,688	Plexus Corp.*	133,137
		407,071
	DISTRIBUTORS - CONSUMER STAPLES - 0.4%
4,992	Andersons, Inc.	135,633
1,984	Calavo Growers, Inc.	173,501
		309,134

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	DISTRIBUTORS - DISCRETIONARY - 0.5%
1,920	ePlus, Inc.*	$135,667
4,288	G-III Apparel Group Ltd. *	110,330
2,944	Insight Enterprises, Inc.*	151,557
		397,554
	ELECTRICAL EQUIPMENT - 1.9%
3,840	AAON, Inc.	174,298
3,299	Advanced Energy Industries, Inc.	165,511
2,944	Badger Meter, Inc.	155,443
3,008	Belden, Inc.	154,010
3,264	Generac Holdings, Inc. *	180,010
3,392	Itron, Inc. *	192,157
1,920	OSI Systems, Inc. *	198,893
4,800	DPX Corp.	142,752
2,112	Watts Water Technologies, Inc.	171,896
		1,534,970
	ENGINEERING & CONSTRUCTION SERVICES - 1.8%
3,200	Comfort Systems USA, Inc.	150,976
3,456	Dycom Industries, Inc. *	180,300
2,880	Exponent, Inc.	161,424
3,818	Granite Construction, Inc.	153,446
3,584	Installed Building Products, Inc.*	184,361
8,896	KBR, Inc.	197,669
3,584	MasTec, Inc. *	166,620
2,560	TopBuild Corp. *	202,931
		1,397,727
	FOREST & PAPER PRODUCTS - 0.2%
2,560	Neenah Paper, Inc.	146,330

	GAMING, LODGING & RESTAURANTS - 1.5%
3,538	Cheesecake Factory, Inc.	153,019
1,920	DineEquity, Inc.	181,286
9,024	Extended Stay America, Inc.	154,671
2,112	Jack in the Box, Inc.	175,718
3,264	Papa John’s International, Inc.	158,206
3,008	Shake Shack, Inc.*	184,541
2,240	Wingstop, Inc.	178,483
		1,185,924
	HARDWARE - 3.0%
14,912	3D Systems Corp. *	120,638
3,008	Cubic Corp.	169,711
6,238	Electronics For Imaging, Inc. *	228,623
27,904	Fitbit, Inc. *	129,196
2,560	InterDigital, Inc.	162,611
9,856	Knowles Corp. *	155,035
3,072	Lumentum Holdings, Inc. *	124,324
2,624	Mercury Systems, Inc.*	180,426
6,016	NCR Corp.*	184,090
4,800	NETGEAR, Inc. *	120,960
6,080	NetScout Systems, Inc. *	149,021
25,664	Pitney Bowes, Inc.	93,674
3,456	Plantronics, Inc.	141,938
14,128	TTM Technologies, Inc.*	120,512
13,440	Viavi Solutions, Inc. *	161,952
5,248	Vicor Corp.*	159,067
		2,401,778

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	HEALTHCARE FACILITIES - SERVICES - 1.8%
5,440	Acadia Healthcare Co., Inc. *	$175,277
24,000	Brookdale Senior Living, Inc. *	148,320
3,328	Ensign Group, Inc.	177,249
1,472	LHC Group, Inc.*	166,748
2,496	Magellan Health, Inc. *	164,811
5,632	MEDNAX, Inc.*	138,885
11,584	Select Medical Holdings Corp. *	162,755
5,568	Tenet Healthcare Corp. *	111,137
1,536	US Physical Therapy, Inc.	171,587
		1,416,769
	HOME & OFFICE PRODUCTS - 3.0%
2,112	American Woodmark Corp.*	153,099
2,176	Armstrong World Industries, Inc.	193,011
1,408	Cavco Industries, Inc.*	202,189
4,736	Herman Miller, Inc.	168,081
4,608	HNI Corp.	152,801
1,344	iRobot Corp.*	117,076
7,168	KB Home	180,132
2,816	LGI Homes, Inc.*	192,051
6,016	MDC Holdings, Inc.	189,083
3,776	Meritage Homes Corp.*	189,178
9,408	Taylor Morrison Home Corp.*	187,878
2,944	Tempur Sealy International, Inc.*	187,857
13,184	TRI Pointe Group, Inc.*	162,163
6,528	Tupperware Brands Corp.	121,551
		2,396,150
	INDUSTRIAL SERVICES - 0.8%
3,008	Anixter International, Inc. *	160,507
2,880	Applied Industrial Technologies, Inc.	156,470
2,816	Kaman Corp.	156,598
3,141	WESCO International, Inc. *	147,093
		620,668
	INSTITUTIONAL FINANCIAL SERVICES - 0.2%
3,538	Houlihan Lokey, Inc.	159,953

	INSURANCE - 3.4%
6,080	American Equity Investment Life Holding Co.	172,125
2,816	Amerisafe, Inc.	167,749
2,304	Argo Group International Holdings Ltd.	162,409
10,368	CNO Financial Grooup, Inc.	162,881
2,624	eHealth, Inc.*	185,149
4,096	Employers Holdings, Inc.	170,148
2,560	FBL Financial Group	157,594
42,496	Genworth Financial, Inc.*	123,663
4,672	Horace Mann Educators Corp.	189,263
3,264	Mercury General Corp.	188,170
6,848	National General Holdings Corp.	155,587
4,608	ProAssurance Corp.	172,892
2,368	RLI Corp.	203,364
1,856	Safety Insurance Group, Inc.	169,137
3,776	United Fire Group, Inc.	177,245
5,312	Universal Insurance Holdings, Inc.	154,260
		2,711,636

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	IRON & STEEL - 0.9%
6,528	Allegheny Technologies, Inc.	$139,764
3,840	Carpenter Technology Corp.	155,750
17,536	Cleveland-Cliffs, Inc. *	152,563
9,792	Commercial Metals Co.	130,723
4,736	Worthington Industries, Inc.	161,687
		740,487
	LEISURE PRODUCTS - 0.6%
10,184	Callaway Golf Co.	149,705
2,368	Fox Factory Holding Corp.*	158,703
2,816	Thor Industries, Inc.	145,418
		453,826
	MACHINERY - 3.0%
6,912	Actuant Corp.	153,032
1,664	Alamo Group, Inc.	157,964
2,232	Albany International Corp.	156,396
6,656	Federal Signal Corp.	159,012
3,264	Franklin Electric Co., Inc.	143,061
4,032	Hillenbrand, Inc.	150,111
1,920	John Bean Technologies Corp.	196,896
4,736	Kennametal, Inc.	145,632
16,384	Mueller Water Products, Inc.	151,388
2,048	Regal Beloit Corp.	148,890
6,464	Rexnord Corp. *	170,068
5,188	SPX Flow, Inc.*	185,212
2,688	Tennant Co.	154,856
5,120	Terex Corp.	137,062
10,368	Welbilt, Inc. *	159,978
		2,369,558
	MANUFACTURED GOODS - 1.9%
4,032	AZZ, Inc.	169,667
1,856	Chart Industries, Inc.*	142,225
2,523	EnPro Industries, Inc.	140,001
4,160	Gibraltar Industries, Inc. *	148,512
5,372	Mueller Industries, Inc.	144,775
1,600	Proto Labs, Inc. *	160,560
4,420	Raven Industries, Inc.	144,755
1,258	RBC Bearings, Inc. *	179,013
3,904	Timken Co.	171,815
1,266	Valmont Industries, Inc.	143,197
		1,544,520
	MEDIA - 1.0%
31,296	Clear Channel Outdoor Holdings, Inc.*	158,984
7,552	EW Scripps Co.	114,941
3,648	John Wiley & Sons, Inc.	152,413
4,160	Shutterfly, Inc. *	197,517
3,584	Shutterstock, Inc.*	136,407
1,984	Stamps.com, Inc. *	66,543
		826,805

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 2.7%
3,968	Avanos Medical, Inc. *	$149,514
2,560	BioTelemetry, Inc.*	122,522
2,496	Cantel Medical Corp.	171,575
5,764	CryoLife, Inc.	165,715
2,368	Genomic Health, Inc. *	123,728
1,792	Inogen, Inc. *	115,530
1,920	Integer Holdings Corp.*	134,592
6,848	Luminex Corp.	144,493
2,752	Merit Medical Systems, Inc. *	142,086
4,928	Myriad Genetics, Inc. *	122,067
6,464	Natus Medical, Inc. *	160,954
2,752	Neogen Corp. *	155,075
2,880	NuVasive, Inc. *	166,925
2,752	Repligen Corp.*	191,181
4,864	Varex Imaging Corp. *	129,772
		2,195,729
	METALS & MINING - 0.9%
3,072	Compass Minerals International, Inc.	156,703
2,880	Encore Wire Corp.	143,741
8,128	Harsco Corp.	203,200
67,008	Hecla Mining Co.	87,780
1,600	Kaiser Aluminum Corp.	142,592
		734,016
	OIL, GAS & COAL - 6.0%
8,068	Alliance Resource Partners LP	138,850
17,220	Archrock, Inc.	152,741
21,824	Callon Petroleum Co. *	136,400
13,376	Carrizo Oil & Gas, Inc. *	136,168
4,672	Crestwood Equity Partners LP	165,996
15,872	Diamond Offshore Drilling, Inc.	124,913
3,712	Dril-Quip, Inc. *	153,120
18,688	Enerplus Corp.	136,049
13,568	EnLink Midstream LLC	140,836
9,631	Ensco Rowan PLC	80,611
26,624	Frank’s International NV	151,491
21,312	Gulfport Energy Corp. *	116,577
5,888	Holly Energy Partners LP	156,562
27,840	Kosmos Energy Ltd. *	171,494
23,168	McDermott International, Inc. *	139,935
9,664	MRC Global, Inc. *	143,027
2,048	Murphy USA, Inc. *	164,372
46,656	Nabors Industries Ltd.	110,108
11,776	NGL Energy Partners LP	174,756
11,892	NOW, Inc. *	154,953
27,392	Oasis Petroleum, Inc. *	142,438
10,496	Oceaneering International, Inc.	172,134
10,880	Oil States International, Inc .*	181,043
11,776	Patterson-UTI Energy, Inc.	125,179
3,840	PDC Energy, Inc.*	117,197
21,440	QEP Resources, Inc.	148,150
11,264	SemGroup Corp.	142,039
9,920	SM Energy Co.	115,370
36,736	Southwestern Energy Co.*	131,882
5,312	Sunoco LP	159,148
10,176	US Silica Holdings, Inc.	105,627
4,992	Viper Energy Partners LP	139,776
6,336	Whiting Petroleum Corp. *	116,456
5,632	World Fuel Services Corp.	164,116
		4,809,514

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	PASSENGER TRANSPORTATION - 0.7%
1,344	Allegiant Travel Co.	$188,308
6,656	Hawaiian Holdings, Inc.	166,267
3,191	SkyWest, Inc.	187,376
		541,951
	REAL ESTATE - 7.5%
6,016	Acadia Realty Trust	164,538
2,368	Agree Realty Corp.	158,538
6,972	Alexander & Baldwin, Inc.	160,844
3,584	American Assets Trust, Inc.	162,678
10,564	Brandywine Realty Trust	159,622
6,976	CareTrust REIT, Inc.	169,587
5,729	Chesapeake Lodging Trust	164,823
7,296	Columbia Property Trust, Inc.	155,988
8,512	CoreCivic, Inc.	186,413
6,016	Corporate Office Properties Trust	167,485
15,104	DiamondRock Hospitality Co.	149,681
5,632	Four Corners Property Trust, Inc.	161,976
8,576	GEO Group, Inc.	188,072
5,184	Getty Realty Corp.	160,497
10,496	Kite Realty Group Trust	159,539
17,682	Lexington Realty Trust	162,144
3,531	LTC Properties, Inc.	158,012
7,424	Mack-Cali Realty Corp.	168,673
5,888	Office Properties Income Trust	140,782
7,232	Outfront Media, Inc.	178,269
8,640	Physicians Realty Trust	158,198
8,000	Piedmont Office Realty Trust, Inc.	162,640
4,480	PotlatchDeltic Corp.	150,752
3,648	QTS Realty Trust, Inc.	168,428
9,664	Retail Opportunity Investments Corp.	161,775
4,608	Rexford Industrial Realty, Inc.	174,182
9,216	RLJ Lodging Trust	158,239
3,264	Saul Centers, Inc.	175,244
13,824	Senior Housing Properties Trust	108,933
5,632	STAG Industrial, Inc.	164,342
14,608	Summit Hotel Properties, Inc.	166,969
8,000	Tanger Factory Outlet Centers, Inc.	135,680
3,136	Taubman Centers, Inc.	139,113
16,448	Uniti Group, Inc.	158,065
8,768	Urban Edge Properties	151,248
5,888	Washington Real Estate Investment Trust	156,680
8,384	Xenia Hotels & Resorts, Inc.	175,309
		5,943,958
	RECREATION FACILITIES & SERVICES - 0.3%
6,912	SeaWorld Entertainment, Inc.	221,184

	RENEWABLE ENERGY - 0.2%
2,560	EnerSys	143,949

	RETAIL - CONSUMER STAPLES - 0.7%
4,672	Big Lots, Inc.	128,947
2,752	PriceSmart, Inc.	133,747
7,232	Sprouts Farmers Market, Inc. *	145,002
3,968	Weis Markets, Inc.	149,990
		557,686

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	RETAIL - DISCRETIONARY - 3.1%
2,432	Asbury Automotive Group, Inc.*	$180,430
12,992	Builders FirstSource, Inc. *	182,927
6,912	Caleres, Inc.	130,360
1,856	Children’s Place, Inc.	171,977
8,000	Designer Brands, Inc.	144,720
4,736	Dicks Sporting Goods, Inc.	163,439
2,240	Dillard’s, Inc.	126,918
2,688	Group 1 Automotive, Inc.	194,047
5,120	La-Z Boy, Inc.	164,813
1,920	Lithia Motors, Inc.	219,168
14,464	Michaels Cos., Inc.*	131,767
2,048	Monro, Inc.	163,246
20,096	Party City Holdco, Inc. *	158,758
1,216	RH *	103,542
9,280	Sally Beauty Holdings, Inc. *	140,870
3,520	Sleep Number Corp.*	122,531
		2,499,513
	SEMICONDUCTORS - 3.2%
18,816	Amkor Technology, Inc. *	121,928
5,504	Brooks Automation, Inc.	195,337
1,472	Cabot Microelectronics Corp.	143,476
3,904	Cirrus Logic, Inc. *	145,892
1,216	Coherent, Inc. *	133,796
4,544	Diodes, Inc.*	140,546
4,480	II-VI, Inc. *	140,806
3,776	Inphi Corp. *	165,691
418	KLA-Tencor Corp.	43,032
7,480	Kulicke & Soffa Industries, Inc.	145,037
6,720	MaxLinear, Inc. *	142,262
2,368	Power Integrations, Inc.	154,299
15,744	Rambus, Inc. *	178,852
3,072	Semtech Corp. *	122,358
4,224	Silicon Motion Technology Corp. - ADR	160,977
4,992	Synaptics, Inc. *	132,038
8,576	Vishay Intertechnology, Inc.	130,698
7,040	Xperi Corp.	147,910
		2,544,935
	SOFTWARE - 4.2%
5,056	ACI Worldwide, Inc. *	159,062
16,448	Allscripts Healthcare Solutions, Inc. *	160,039
2,112	Blackbaud, Inc.	162,455
3,392	Bottomline Technologies de, Inc. *	148,163
8,512	Box, Inc. *	157,387
2,496	CommVault Systems, Inc. *	114,941
3,072	Cornerstone OnDemand, Inc. *	163,523

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	SOFTWARE (continued) - 4.2%
3,392	Ebix, Inc.	$159,187
2,560	Envestnet, Inc. *	171,290
12,224	Evolent Health, Inc. *	130,063
9,792	FireEye, Inc. *	142,865
13,312	Inovalon Holdings, Inc. *	183,572
3,008	Manhattan Associates, Inc.*	196,934
1,152	MicroStrategy, Inc. *	153,112
9,792	NextGen Healthcare, Inc.*	188,496
2,048	Omnicell, Inc. *	162,714
4,544	Progress Software Corp.	186,122
1,984	Qualys, Inc. *	175,802
1,536	SPS commerce, Inc.*	156,564
18,112	TiVo Corp.	130,406
3,200	Verint Systems, Inc. *	181,600
		3,384,297
	SPECIALTY FINANCE - 3.0%
8,256	Aircastle Ltd.	160,332
8,956	Apollo Commercial Real Estate Finance, Inc.	164,611
4,736	Cardtronics PLC *	143,027
4,032	Deluxe Corp.	149,990
5,248	Flagstar Bancorp, Inc.	165,207
2,240	GATX Corp.	156,397
2,752	Green Dot Corp. *	127,720
3,456	HFF, Inc.*	149,230
10,052	Invesco Mortgage Capital, Inc.	154,700
16,192	Mr. Cooper Group, Inc.*	122,574
3,008	Nelnet, Inc.	178,224
6,272	PRA Group, Inc. *	173,170
3,840	Stewart Information Services Corp.	157,939
3,264	Walker & Dunlop, Inc.	164,081
1,472	World Acceptance Corp.*	194,731
		2,361,933
	TECHNOLOGY SERVICES - 1.9%
4,544	CoreLogic, Inc.*	178,079
3,968	CSG Systems International, Inc.	177,965
2,804	ExlService Holdings, Inc. *	166,165
2,752	LiveRamp Holdings, Inc.*	141,398
3,136	ManTech International Corp.	192,456
5,888	Sykes Enterprises, Inc.*	145,787
4,736	TTEC Holdings, Inc.	187,924
3,136	Virtusa Corp.*	132,966
4,288	WageWorks, Inc. *	214,271
		1,537,011
	TELECOMMUNICATIONS - 1.1%
8,064	8x8, Inc. *	194,584
2,944	ATN International, Inc.	172,224
3,136	Cogen Communications Holdings, Inc.	183,456
6,144	Iridium Communications, Inc.*	131,666
16,693	Vonage Holdings Corp.*	197,645
		879,575

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	TRANSPORTATION & LOGISTICS - 2.1%
2,688	Forward Air Corp.	$150,071
4,800	Greenbrier Cos,. Inc.	130,608
8,576	Heartland Express, Inc.	153,339
4,096	Hub Group, Inc. *	159,580
9,792	Marten Transport Ltd.	172,535
4,608	Matson, Inc.	157,686
4,928	Mobile Mini, Inc.	151,142
5,184	Navistar International Corp. *	161,274
2,752	Saia, Inc.*	162,368
7,744	Trinity Industries, Inc.*	149,304
4,877	Werner Enterprises, Inc.	135,971
		1,683,878
	UTILITIES - 3.1%
2,304	American States Water Co.	168,054
3,008	California Water Service Group	148,054
11,072	Clearway Energy, Inc.	166,080
2,816	El Paso Electric Co.	163,891
2,496	MGE Energy, Inc.	165,335
3,584	NextEra Energy Partners LP	158,592
2,432	Northwest Natural Gas Co.	167,370
2,304	NorthWestern Corp.	163,446
3,008	Ormat Technologies, Inc.	177,592
3,328	Otter Tail Corp.	165,302
7,598	Pattern Energy Group, Inc.	161,154
3,456	PNM Resources, Inc.	162,812
5,120	South Jersey Industries, Inc.	161,536
7,235	Suburban Propane Partners LP	165,682
11,904	TerraForm Power, Inc. *	160,704
		2,455,604

	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 1.1%
2,304	Clean Harbors, Inc. *	147,732
9,664	Covanta Holding Corp.	162,935
2,368	ESCO Technologies, Inc.	165,500
2,816	Tetra Tech, Inc.	190,136
3,008	US Ecology, Inc.	179,036
		845,339

	TOTAL COMMON STOCKS (Cost $83,765,736)	78,294,365

	TOTAL INVESTMENTS - 98.3% (Cost $83,765,736)	$78,294,365
	OTHER ASSETS LESS LIABILITIES - 1.7%	1,347,535
	NET ASSETS - 100.0%	$79,641,900

* Non - Income producing security

ADR - American Depositary Receipt

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SA - Société anonyme

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	CORPORATE BONDS - 98.2%
	AEROSPACE & DEFENSE - 2.9%
805,000	General Dynamics Corp.	3.875	7/15/2021	$827,401
1,243,000	General Dynamics Corp.	2.250	11/15/2022	1,239,269
1,056,000	General Dynamics Corp.	2.125	8/15/2026	1,012,649
20,000	Harris Corp.	3.832	4/27/2025	20,718
100,000	L3 Technologies, Inc.	4.950	2/15/2021	103,533
100,000	L3 Technologies, Inc.	3.850	12/15/2026	103,744
				3,307,314
	APPAREL & TEXTILE PRODUCTS - 0.8%
897,000	VF Corp.	3.500	9/1/2021	916,245

	AUTO PARTS MANUFACTURING - 1.0%
1,058,000	Aptiv PLC	4.250	1/15/2026	1,109,366

	BANKS - 0.3%
269,000	People’s United Financial, Inc.	3.650	12/6/2022	276,255

	BIOTECHNOLOGY - 1.7%
897,000	Celgene Corp.	3.950	10/15/2020	916,180
922,000	Celgene Corp.	3.625	5/15/2024	956,313
125,000	Celgene Corp.	3.875	8/15/2025	131,414
				2,003,907
	CHEMICALS - 1.2%
250,000	LyondellBasell Industries NV	6.000	11/15/2021	267,101
275,000	LyondellBasell Industries NV	5.750	4/15/2024	304,434
847,000	PPG Industries, Inc.	3.600	11/15/2020	860,127
				1,431,662
	CONSUMER FINANCE - 0.7%
480,000	Fidelity National Information Services, Inc.	4.500	10/15/2022	506,309
275,000	Fiserv, Inc.	3.500	10/1/2022	282,140
				788,449
	CONSUMER SERVICES - 0.1%
58,000	Block Financial LLC	5.500	11/1/2022	61,709

	CONTAINERS & PACKAGING - 1.8%
736,000	Bemis Co., Inc.	6.800	8/1/2019	740,591
275,000	International Paper Co.	3.650	6/15/2024	285,064
1,038,000	International Paper Co.	3.000	2/15/2027	1,004,682
				2,030,337
	DEPARTMENT STORES - 0.1%
100,000	Kohl’s Corp.	4.250	7/17/2025	103,463

	ELECTRICAL EQUIPMENT MANUFACTURING - 1.8%
943,000	Amphenol Corp.	4.000	2/1/2022	975,181
1,058,000	Roper Technologies, Inc.	3.800	12/15/2026	1,089,848
				2,065,029

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	EXPLORATION & PRODUCTION - 8.3%
1,034,000	Apache Corp.	4.375	10/15/2028	$1,055,271
1,045,000	ConocoPhillips Co.	2.400	12/15/2022	1,045,042
1,068,000	ConocoPhillips Co.	3.350	11/15/2024	1,112,519
836,000	EOG Resources, Inc.	5.625	6/1/2019	836,000
100,000	EOG Resources, Inc.	2.450	4/1/2020	99,882
968,000	EOG Resources, Inc.	2.625	3/15/2023	968,164
135,000	EOG Resources, Inc.	4.150	1/15/2026	144,499
1,058,000	Noble Energy, Inc.	3.900	11/15/2024	1,086,588
943,000	Occidental Petroleum Corp.	4.100	2/1/2021	962,378
100,000	Occidental Petroleum Corp.	2.600	4/15/2022	99,201
1,068,000	Occidental Petroleum Corp.	2.700	2/15/2023	1,065,028
1,088,000	Occidental Petroleum Corp.	3.400	4/15/2026	1,090,027
				9,564,599
	FINANCIAL SERVICES - 2.9%
200,000	Brookfield Finance, Inc.	4.850	3/29/2029	213,338
1,058,000	Cboe Global Markets, Inc.	3.650	1/12/2027	1,097,060
828,000	Invesco Finance PLC	4.000	1/30/2024	871,224
139,000	Nasdaq, Inc.	4.250	6/1/2024	147,785
1,055,000	Nasdaq, Inc.	3.850	6/30/2026	1,088,240
				3,417,647
	FOOD & BEVERAGE - 3.6%
100,000	JM Smucker Co.	2.500	3/15/2020	99,901
100,000	JM Smucker Co.	3.500	3/15/2025	102,227
100,000	JM Smucker Co.	3.500	10/15/2021	101,712
1,058,000	Keurig Dr Pepper, Inc.	3.400	11/15/2025	1,058,919
1,058,000	Keurig Dr Pepper, Inc.	3.430	6/15/2027	1,039,895
735,000	Mead Johnson Nutrition Co.	4.900	11/1/2019	741,328
945,000	Mead Johnson Nutrition Co.	4.125	11/15/2025	1,007,762
				4,151,744
	HEALTHCARE FACILITIES & SERVICES - 4.5%
920,000	AmerisourceBergen Corp.	3.500	11/15/2021	933,324
968,000	AmerisourceBergen Corp.	3.400	5/15/2024	984,031
1,058,000	AmerisourceBergen Corp.	3.250	3/1/2025	1,065,773
1,020,000	Express Scripts Holding Co.	3.900	2/15/2022	1,049,810
125,000	Express Scripts Holding Co.	4.500	2/25/2026	132,669
1,088,000	Express Scripts Holding Co.	3.400	3/1/2027	1,081,733
				5,247,340
	HOME IMPROVEMENT- 0.8%
920,000	Stanley Black & Decker, Inc.	3.400	12/1/2021	939,236

	INDUSTRIAL OTHER - 0.9%
1,058,000	Fluor Corp.	3.500	12/15/2024	1,071,877

	LIFE INSURANCE - 1.8%
1,058,000	Torchmark Corp.			1,146,478
874,000	Unum Group	5.625	9/15/2020	907,593
				2,054,071

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	MACHINERY MANUFACTURING - 3.5%
943,000	Dover Corp.	4.300	3/1/2021	$971,283
1,058,000	Illinois Tool Works, Inc.	2.650	11/15/2026	1,055,983
1,058,000	John Deere Capital Corp.	3.050	1/6/2028	1,067,986
968,000	Parker-Hannifin Corp.	3.300	11/21/2024	992,234
20,000	Pentair Finance SA	2.650	12/1/2019	19,978
				4,107,464
	MASS MERCHANTS - 0.2%
192,000	Costco Wholesale Corporation	1.700	12/15/2019	191,106

	MEDICAL EQUIPMENT & DEVICES MANUFACTURING - 0.2%
142,000	Zimmer Biomet Holdings, Inc.	4.625	11/30/2019	143,291
125,000	Zimmer Biomet Holdings, Inc.	3.550	4/1/2025	126,737
				270,028
	METALS & MINING - 0.6%
638,000	Newmont Mining Corp.	5.125	10/1/2019	642,897

	OIL & GAS SERVICES & EQUIPMENT - 2.7%
1,048,000	Baker Hughes	3.337	12/15/2027	1,028,551
1,068,000	Halliburton Co.	3.800	11/15/2025	1,100,429
1,068,000	National Oilwell Varco, Inc.	2.600	12/1/2022	1,052,562
				3,181,542
	PHARMACEUTICALS - 4.0%
828,000	AbbVie, Inc.	2.300	5/14/2021	823,582
1,051,000	AbbVie, Inc.	2.850	5/14/2023	1,047,605
125,000	AbbVie, Inc.	3.600	5/14/2025	127,447
1,068,000	AbbVie, Inc.	3.200	5/14/2026	1,053,476
1,008,000	AbbVie, Inc.	4.250	11/14/2028	1,045,110
484,000	Zoetis, Inc.	3.900	8/20/2028	505,659
				4,602,879
	PIPELINE - 3.0%
65,000	Kinder Morgan Energy Partners LP	6.850	2/15/2020	66,796
140,000	Kinder Morgan Energy Partners LP	5.300	9/15/2020	144,457
100,000	Kinder Morgan Energy Partners LP	3.950	9/1/2022	103,265
39,000	Kinder Morgan Energy Partners LP	4.300	5/1/2024	40,998
125,000	Kinder Morgan, Inc.	4.300	6/1/2025	131,219
968,000	ONEOK Partners LP	4.900	3/15/2025	1,040,353
759,000	Williams Partners LP	5.250	3/15/2020	773,884
100,000	Williams Partners LP	3.350	8/15/2022	101,550
125,000	Williams Partners LP	4.300	3/4/2024	131,267
805,000	Williams Partners LP	3.900	1/15/2025	828,752
145,000	Williams Partners LP	4.000	9/15/2025	150,879
				3,513,420
	RAILROAD - 5.1%
360,000	Norfolk Southern Corp.	3.250	12/1/2021	365,568
920,000	Norfolk Southern Corp.	3.000	4/1/2022	933,069
117,000	Norfolk Southern Corp.	3.850	1/15/2024	122,984
1,058,000	Norfolk Southern Corp.	2.900	6/15/2026	1,057,670

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RAILROAD (continued) - 5.1%
1,043,000	Union Pacific Corp.	4.000	2/1/2021	$1,067,187
968,000	Union Pacific Corp.	3.646	2/15/2024	1,007,709
195,000	Union Pacific Corp.	3.750	3/15/2024	204,538
125,000	Union Pacific Corp.	2.750	3/1/2026	123,689
183,000	Union Pacific Corp.	3.000	4/15/2027	184,185
834,000	Union Pacific Corp.	3.950	9/10/2028	889,111
				5,955,710
	REAL ESTATE - 17.9%
480,000	American Tower Corp.	3.125	1/15/2027	463,917
920,000	AvalonBay Communities, Inc.	2.950	9/15/2022	933,136
40,000	AvalonBay Communities, Inc.	2.850	3/15/2023	40,305
679,000	Boston Properties LP	5.625	11/15/2020	704,268
1,043,000	Boston Properties LP	4.125	5/15/2021	1,069,870
1,058,000	Boston Properties LP	2.750	10/1/2026	1,017,106
943,000	CC Holdings GS V LLC / Crown Castle GS III Corp.	3.849	4/15/2023	969,961
100,000	Crown Castle International Corp.	5.250	1/15/2023	107,523
855,000	ERP Operating LP	4.625	12/15/2021	895,104
207,000	ERP Operating LP	3.000	4/15/2023	210,961
43,000	HCP, Inc.	4.000	12/1/2022	44,671
943,000	Kimco Realty Corp.	3.400	11/1/2022	961,050
100,000	Kimco Realty Corp.	2.700	3/1/2024	98,484
943,000	Prologis LP	3.750	11/1/2025	996,819
943,000	Prologis LP	4.250	8/15/2023	1,003,468
780,000	Realty Income Corp.	3.000	1/15/2027	772,082
100,000	Simon Property Group LP	4.375	3/1/2021	102,754
943,000	Simon Property Group LP	2.500	7/15/2021	943,384
1,015,000	Simon Property Group LP	4.125	12/1/2021	1,048,018
230,000	Simon Property Group LP	2.750	2/1/2023	231,135
928,000	Simon Property Group LP	3.750	2/1/2024	967,975
1,043,000	Ventas Realty LP	4.250	3/1/2022	1,081,149
943,000	Ventas Realty LP	3.750	5/1/2024	974,118
1,058,000	Ventas Realty LP	3.500	2/1/2025	1,080,551
10,000	Ventas Realty LP	4.125	1/15/2026	10,447
1,058,000	Ventas Realty LP	3.250	10/15/2026	1,049,098
897,000	Welltower, Inc.	4.950	1/15/2021	924,523
943,000	Welltower, Inc.	4.500	1/15/2024	1,005,407
1,058,000	Welltower, Inc.	4.000	6/1/2025	1,107,785
				20,815,069
	REFINING & MARKETING - 2.7%
968,000	Marathon Petroleum Corp.	3.625	9/15/2024	986,751
1,043,000	Phillips 66	4.300	4/1/2022	1,090,363
1,058,000	Valero Energy Corp.	3.400	9/15/2026	1,048,580
				3,125,694

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	RETAIL - CONSUMER DISCRETIONARY - 8.6%
786,000	AutoZone, Inc.	4.000	11/15/2020	$800,177
150,000	AutoZone, Inc.	2.500	4/15/2021	149,857
968,000	AutoZone, Inc.	3.125	7/15/2023	981,860
736,000	AutoZone, Inc.	3.125	4/21/2026	731,526
400,000	AutoZone, Inc.	3.750	6/1/2027	411,300
1,020,000	Lowe’s Companies, Inc.	4.625	4/15/2020	1,027,945
828,000	Lowe’s Companies, Inc.	3.750	4/15/2021	846,442
943,000	Lowe’s Companies, Inc.	3.800	11/15/2021	969,955
943,000	Lowe’s Companies, Inc.	3.120	4/15/2022	957,385
1,058,000	Lowe’s Companies, Inc.	3.125	9/15/2024	1,074,280
145,000	Lowe’s Companies, Inc.	3.375	9/15/2025	148,615
1,038,000	Lowe’s Companies, Inc.	2.500	4/15/2026	998,467
920,000	Lowe’s Companies, Inc.	3.100	5/3/2027	909,167
44,000	O’Reilly Automotive, Inc.	4.875	1/14/2021	45,408
				10,052,384
	RETAIL - CONSUMER STAPLES - 2.9%
943,000	Sysco Corp.	2.600	6/12/2022	946,506
943,000	Sysco Corp.	3.750	10/1/2025	983,289
1,063,000	Sysco Corp.	3.300	7/15/2026	1,070,633
350,000	Sysco Corp.	3.250	7/15/2027	351,185
				3,351,613
	SEMICONDUCTORS - 2.9%
1,058,000	Analog Devices, Inc.	3.900	12/15/2025	1,098,325
1,009,000	Broadcom Corp.	2.375	1/15/2020	1,006,406
450,000	Broadcom Corp.	3.875	1/15/2027	428,321
736,000	Lam Research Corp.	3.800	3/15/2025	771,268
				3,304,320
	UTILITIES - 8.7%
782,000	CenterPoint Energy Resources Corp.	4.500	1/15/2021	803,738
434,000	Consolidated Edison Co.	4.000	12/1/2028	469,204
250,000	Dominion Energy, Inc. +	2.962	7/1/2019	249,996
736,000	Dominion Energy, Inc.	5.200	8/15/2019	739,203
100,000	Dominion Energy, Inc. +	2.579	7/1/2020	99,718
968,000	Dominion Energy, Inc.	3.900	10/1/2025	1,017,445
70,000	Kentucky Utilities Co.	3.300	10/1/2025	72,161
659,000	NiSource Finance Corp.	3.490	5/15/2027	669,268
1,020,000	NSTAR Electric Co.	2.375	10/15/2022	1,015,888
920,000	PPL Capital Funding, Inc.	4.200	6/15/2022	956,434
275,000	PPL Capital Funding, Inc.	3.500	12/1/2022	280,341
828,000	PPL Electric Utilities Corp.	3.000	9/15/2021	838,506
10,000	PPL Electric Utilities Corp.	2.500	9/1/2022	9,974
943,000	Public Service Co of Colorado	3.200	11/15/2020	950,758

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Principal Amount ($)		Coupon Rate (%)	Maturity	Value
	UTILITIES (continued) - 8.7%
968,000	Virginia Electric & Power Co.	2.750	3/15/2023	$974,706
968,000	WEC Energy Group, Inc.	3.550	6/15/2025	1,005,259
				10,152,599

	TOTAL CORPORATE BONDS (Cost $111,691,567)			113,806,975

	TOTAL INVESTMENTS - 98.2% (Cost - $111,691,567)			$113,806,975
	OTHER ASSETS LESS LIABILITIES - 1.8%			2,095,002
	NET ASSETS - 100.0%			$115,901,977

NV - Naamloze vennootschap

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

SA - Société Anonyme

+ Step Coupon; the interest rate shown is the rate in effect as of May 31, 2019.

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
May 31, 2019

Shares		Value
	COMMON STOCKS - 98.9%
	AEROSPACE & DEFENSE - 2.2%
5,376	General Dynamics Corp.	$864,568
1,848	Harris Corp.	345,927
		1,210,495
	AUTOMOTIVE - 1.6%
4,284	Aptiv PLC	274,347
3,318	Tesla, Inc. *	614,361
		888,708
	BANKING - 0.4%
1,008	SVB Financial Group *	203,011

	BIOTECHNOLOGY & PHARMACEUTICAL - 8.5%
28,518	AbbVie, Inc.	2,187,616
3,570	Alexion Pharmaceuticals, Inc. *	405,838
1,932	Regeneron Pharmaceuticals, Inc. *	582,923
4,620	Vertex Pharmaceuticals, Inc. *	767,752
7,224	Zoetis, Inc.	729,985
		4,674,114
	CHEMICALS - 0.5%
2,058	International Flavors & Fragrances, Inc.	278,694

	COMMERCIAL SERVICES - 2.2%
1,722	Cintas Corp.	381,991
4,452	Ecolab, Inc.	819,569
		1,201,560
	CONSTRUCTION MATERIALS - 0.9%
1,008	Martin Marietta Materials, Inc.	212,184
2,058	Vulcan Materials Co.	257,065
		469,249
	CONSUMER PRODUCTS - 1.8%
23,268	Keurig Dr Pepper, Inc.	655,925
2,016	McCormick & Co., Inc.	314,577
		970,502
	CONTAINERS & PACKAGING - 0.9%
7,434	International Paper Co.	308,288
5,082	WestRock Co.	165,673
		473,961
	DISTRIBUTORS - CONSUMER STAPLES - 1.1%
8,658	Sysco Corp.	595,844

	ELECTRICAL EQUIPMENT - 9.4%
3,654	AMETEK, Inc.	299,226
4,788	Amphenol Corp.	416,556
6,723	Eaton Corp PLC	500,796

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	ELECTRICAL EQUIPMENT (continued) - 9.4%
10,374	Emerson Electric Co.	$624,930
5,082	Fortive Corp.	386,994
11,802	Honeywell International, Inc.	1,939,187
14,364	Johnson Controls International PLC	553,301
5,754	TE Connectivity Ltd.	484,659
		5,205,649
	HARDWARE - 1.5%
2,856	Garmin Ltd.	218,427
4,116	NetApp, Inc.	243,667
4,371	Seagate Technology PLC	182,926
4,203	Western Digital Corp.	156,436
		801,456
	HEALTHCARE FACILITIES & SERVICES - 2.5%
3,738	AmerisourceBergen Corp.	291,041
8,064	Centene Corp. *	465,696
3,444	Henry Schein, Inc. *	222,000
3,034	IQVIA Holdings, Inc. *	412,169
		1,390,906
	HOME & OFFICE PRODUCTS - 0.6%
2,394	Stanley Black & Decker, Inc.	304,565

	INDUSTRIAL SERVICES - 0.3%
1,554	United Rentals, Inc. *	171,095

	INSTITUTIONAL FINANCIAL SERVICES - 0.5%
2,940	Nasdaq, Inc.	266,482

	INSURANCE - 1.2%
12,732	Aflac, Inc.	653,152

	IRON & STEEL - 0.5%
5,502	Nucor Corp.	264,096

	MACHINERY - 6.6%
10,626	Caterpillar, Inc.	1,273,101
5,712	Deere & Co.	800,651
2,268	Dover Corp.	202,782
5,457	Illinois Tool Works, Inc.	762,015
2,268	Parker-Hannifin Corp.	345,462
2,814	Xylem, Inc.	208,855
		3,592,866

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	MEDICAL EQUIPMENT & DEVICES - 3.3%
5,124	Agilent Technologies, Inc.	$343,564
1,134	Align Technology, Inc. *	322,453
2,520	Illumina, Inc. *	773,413
2,982	Zimmer Biomet Holdings, Inc.	339,739
		1,779,169
	METALS & MINING - 0.5%
8,736	Newmont Goldcorp Corp.	289,074

	OIL, GAS & COAL - 6.0%
4,242	Cheniere Energy, Inc. *	268,010
20,286	ConocoPhillips	1,196,063
16,758	Halliburton Co.	356,778
2,940	Pioneer Natural Resources Co.	417,362
24,990	Schlumberger Ltd.	866,903
7,980	TechnipFMC PLC	165,984
		3,271,100
	REAL ESTATE - 9.6%
6,636	American Tower Corp.	1,385,398
6,510	Crown Castle International Corp.	846,365
1,176	Equinix, Inc.	571,289
6,345	Equity Residential	485,837
10,080	Prologis, Inc.	742,594
4,578	Realty Income Corp.	320,826
5,586	Simon Property Group, Inc.	905,435
		5,257,744
	RETAIL - DISCRETIONARY - 2.1%
12,348	Lowe’s Cos, Inc.	1,151,821

	SEMICONDUCTORS - 5.8%
13,902	Advanced Micro Devices, Inc. *	381,054
5,754	Analog Devices, Inc.	555,951
17,502	Micron Technology, Inc. *	570,740
9,534	NVIDIA Corp.	1,291,476
3,738	Xilinx, Inc.	382,435
		3,181,656
	SOFTWARE - 2.7%
2,394	Citrix Systems, Inc. *	225,323
1,470	Palo Alto Networks, Inc. *	294,206
2,184	Synopsys, Inc. *	254,305
3,444	Workday, Inc. *	702,989
		1,476,823
	SPECIALTY FINANCE - 1.1%
6,804	Fiserv, Inc. *	584,191

See accompanying notes to financial statements.

Inspire 100 ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
May 31, 2019

Shares		Value
	TECHNOLOGY SERVICES - 4.2%
9,786	Cognizant Technology Solutions Corp.	$606,047
1,932	Equifax, Inc.	233,579
1,428	Gartner, Inc. *	216,056
6,552	HIS Markit Ltd.*	376,019
5,628	Paychex, Inc.	482,826
2,604	Verisk Analytics, Inc.	364,560
		2,279,087
	TRANSPORTATION & LOGISTICS - 6.1%
13,356	CSX Corp.	994,621
2,016	JB Hunt Transport Services, Inc.	171,642
12,936	Union Pacific Corp.	2,157,466
		3,323,729
	TRANSPORTATION EQUIPMENT - 0.7%
5,631	PACCAR, Inc.	370,633

	UTILITIES - 11.4%
3,640	Alliant Energy Corp.	172,754
7,938	American Electric Power Co., Inc.	683,621
2,814	American Water Works Co., Inc.	318,038
8,652	CenterPoint Energy, Inc.	246,063
4,998	Consolidated Edison, Inc.	431,327
12,138	Dominion Energy, Inc.	912,535
2,982	DTE Energy Co.	374,152
2,940	Entergy Corp.	285,386
5,295	Eversource Energy	390,983
7,812	NextEra Energy, Inc.	1,548,417
7,938	Public Service Enterprise Group, Inc.	466,437
5,040	WEC Energy Group, Inc.	405,972
		6,235,685
	WASTE & ENVIRONMENT SERVICES & EQUIPMENT - 2.2%
5,502	Pentair PLC	465,414
6,972	Waste Management, Inc.	762,388
		1,227,802

	TOTAL COMMON STOCKS (Cost $54,242,833)	54,044,919

	TOTAL INVESTMENTS - 98.9% (Cost $54,242,833)	54,044,919
	OTHER ASSETS LESS LIABILITIES - 1.1%	591,983
	NET ASSETS - 100.0%	$54,636,902

* Non-Income producing security.

PLC - Public Limited Company

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
May 31, 2019

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
ASSETS
Investment securities:
At cost	$139,259,637	$83,765,736	$111,691,567	$54,242,833
At value	$137,213,059	$78,294,365	$113,806,975	$54,044,919
Cash	1,094,508	1,311,261	1,439,505	520,374
Foreign currencies (Cost $986,868)	978,233	—	—	—
Dividends and interest receivable	547,549	82,576	1,006,063	97,859
Prepaid expenses	1,304	367	103	215
TOTAL ASSETS	139,834,653	79,688,569	116,252,646	54,663,367

LIABILITIES
Distributions payable	—	—	240,750	—
Investment advisory fees payable	66,194	24,375	63,953	3,752
Payable to related parties	10,454	7,958	9,454	4,811
Accrued expenses and other liabilities	62,526	14,336	36,512	17,902
TOTAL LIABILITIES	139,174	46,669	350,669	26,465
NET ASSETS	$139,695,479	$79,641,900	$115,901,977	$54,636,902

Net Assets Consist Of:
Paid in capital	$141,838,661	$85,641,034	$113,802,645	$55,289,245
Accumulated gain (loss)	(2,143,182)	(5,999,134)	2,099,332	(652,343)
NET ASSETS	$139,695,479	$79,641,900	$115,901,977	$54,636,902

Net Asset Value Per Share:
Net Assets	$139,695,479	$79,641,900	$115,901,977	$54,636,902

Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	5,250,000	3,200,000	4,600,000	2,100,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$26.61	$24.89	$25.20	$26.02

See accompanying notes to financial statements.

The Inspire ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended May 31, 2019

	Inspire Global Hope	Inspire Small/Mid	Inspire Corporate
	ETF	Cap Impact ETF	Bond Impact ETF	Inspire 100 ETF
INVESTMENT INCOME
Dividends	$2,271,073	$578,075	$—	$508,296
Interest	8,267	7,881	1,292,175	—
Less: Foreign withholding taxes	(185,674)	(199)	—	299
TOTAL INVESTMENT INCOME	2,093,666	585,757	1,292,175	508,595

EXPENSES
Investment advisory fees	170,819	95,943	119,682	72,235
Administrative services	34,575	29,747	33,764	22,198
Custodian fees	23,772	18,295	9,092	9,848
Printing and postage expenses	10,322	4,976	5,114	6,492
Professional fees	8,395	6,854	7,051	6,272
Audit fees	7,318	7,479	7,433	7,272
Legal fees	7,165	6,393	4,495	6,219
Transfer agent fees	6,884	6,228	6,608	6,363
Trustees fees and expenses	4,460	3,816	4,414	4,345
Insurance expense	2,044	1,114	996	699
Other Expenses	9,194	8,284	9,035	8,830
TOTAL EXPENSES	284,948	189,129	207,684	150,773
Plus: Recapture of fees waived/reimbursed by the Adviser	29,470	3,247	36,631	—
Less: Fees waived/reimbursed by the Adviser	—	—	—	(66,344)
NET EXPENSES	314,418	192,376	244,315	84,429

NET INVESTMENT INCOME	1,779,248	393,381	1,047,860	424,166

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions	131,373	671,857	—	—
Investments	(1,074,895)	(1,139,535)	17,468	(731,648)
Foreign currency transactions	(8,400)	16	—	—
	(951,922)	(467,662)	17,468	(731,648)
Net change in unrealized appreciation (depreciation) on:
Investments	303,169	(4,002,604)	3,298,234	612,303
Foreign currency translations	(8,228)	(1)	—	—
	294,941	(4,002,605)	3,298,234	612,303

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	(656,981)	(4,470,267)	3,315,702	(119,345)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,122,267	$(4,076,886)	$4,363,562	$304,821

See accompanying notes to financial statements.

Inspire Global Hope ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
FROM OPERATIONS
Net investment income	$1,779,248	$1,274,524
Net realized gain (loss) on investments and foreign currency transactions	(951,922)	845,407
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	294,941	(6,240,088)
Net increase (decrease) in net assets resulting from operations	1,122,267	(4,120,157)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,259,175)	(1,603,210)
Net decrease in net assets resulting from distributions to shareholders	(1,259,175)	(1,603,210)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	53,314,934	43,458,500
Cost of shares redeemed	(1,252,786)	(2,894,337)
Net increase in net assets resulting from shares of beneficial interest	52,062,148	40,564,163

TOTAL INCREASE IN NET ASSETS	51,925,240	34,840,796

NET ASSETS
Beginning of Period	87,770,239	52,929,443
End of Period	$139,695,479	$87,770,239

SHARE ACTIVITY
Shares Sold	1,950,000	1,550,000
Shares Redeemed	(50,000)	(100,000)
Net increase in shares of beneficial interest outstanding	1,900,000	1,450,000

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
FROM OPERATIONS
Net investment income	$393,381	$452,751
Net realized gain (loss) on investments and foreign currency transactions	(467,662)	2,124,977
Net change in unrealized depreciation on investments and foreign currency translations	(4,002,605)	(2,983,608)
Net decrease in net assets resulting from operations	(4,076,886)	(405,880)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,257,820)	(747,845)
Net decrease in net assets resulting from distributions to shareholders	(1,257,820)	(747,845)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	39,209,200	31,727,672
Cost of shares redeemed	(5,020,822)	(9,284,905)
Net increase in net assets resulting from shares of beneficial interest	34,188,378	22,442,767

TOTAL INCREASE IN NET ASSETS	28,853,672	21,289,042

NET ASSETS
Beginning of Period	50,788,228	29,499,186
End of Period	$79,641,900	$50,788,228

SHARE ACTIVITY
Shares Sold	1,500,000	1,150,000
Shares Redeemed	(200,000)	(350,000)
Net increase in shares of beneficial interest outstanding	1,300,000	800,000

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
FROM OPERATIONS
Net investment income	$1,047,860	$904,032
Net realized gain (loss) on investments	17,468	(58,526)
Net change in unrealized appreciation (depreciation) on investments	3,298,234	(1,046,294)
Net increase (decrease) in net assets resulting from operations	4,363,562	(200,788)

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(1,053,600)	(905,300)
Net decrease in net assets resulting from distributions to shareholders	(1,053,600)	(905,300)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	54,561,380	46,465,856
Cost of shares redeemed	—	(9,782,462)
Net increase in net assets resulting from shares of beneficial interest	54,561,380	36,683,394

TOTAL INCREASE IN NET ASSETS	57,871,342	35,577,306

NET ASSETS
Beginning of Period	58,030,635	22,453,329
End of Period	$115,901,977	$58,030,635

SHARE ACTIVITY
Shares Sold	2,200,000	1,900,000
Shares Redeemed	—	(400,000)
Net increase in shares of beneficial interest outstanding	2,200,000	1,500,000

See accompanying notes to financial statements.

Inspire 100 ETF
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	May 31, 2019	Year Ended
	(Unaudited)	November 30, 2018
FROM OPERATIONS
Net investment income	$424,166	$546,989
Net realized gain (loss) on investments	(731,648)	74,631
Net change in unrealized appreciation (depreciation) on investments	612,303	(941,689)
Net increase (decrease) in net assets resulting from operations	304,821	(320,069)

DISTRIBUTIONS TO SHAREHOLDERS
From return of capital		(21,298)
Total distributions paid:	(229,200)	(427,227)
Net decrease in net assets resulting from distributions to shareholders	(229,200)	(448,525)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	15,476,695	34,755,898
Cost of shares redeemed	—	(1,326,126)
Net increase in net assets resulting from shares of beneficial interest	15,476,695	33,429,772

TOTAL INCREASE IN NET ASSETS	15,552,316	32,661,178

NET ASSETS
Beginning of Period	39,084,586	6,423,408
End of Period	$54,636,902	$39,084,586

SHARE ACTIVITY
Shares Sold	600,000	1,300,000
Shares Redeemed	—	(50,000)
Net increase in shares of beneficial interest outstanding	600,000	1,250,000

See accompanying notes to financial statements.

Inspire Global Hope ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2019		Year Ended	Period Ended
	(Unaudited)		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.20		$27.86	$25.00
Activity from investment operations:
Net investment income (2)	0.43		0.48	0.36
Net realized and unrealized gain (loss) on investments	0.31		(1.49)	2.78
Total from investment operations	0.74		(1.01)	3.14
Less distributions from:
Net investment income	(0.17)		(0.49)	(0.28)
Net realized gains	(0.16)		(0.16)	—
Total distributions	(0.33)		(0.65)	(0.28)
Net asset value, end of period	$26.61		$26.20	$27.86
Total return (4)(6)	2.85%		(3.74)%	12.63%
Net assets, at end of period (000s)	$139,695		$87,770	$52,929
Ratio of gross expenses to average net assets (3)	0.50%		0.62%	0.75%
Ratio of net expenses to average net assets (3)	0.55	% (7)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	3.12%		1.71%	1.80%
Portfolio Turnover Rate (4)(5)	12%		22%	15%

(1)	The Inspire Global Hope ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Net expenses greater than gross expenses due to recapture of expenses during the period.

See accompanying notes to financial statements.

Inspire Small/Mid Cap Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2019		Year Ended	Period Ended
	(Unaudited)		November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.73		$26.82	$25.00
Activity from investment operations:
Net investment income (2)	0.16		0.30	0.20
Net realized and unrealized gain (loss) on investments	(1.37)		0.20 (7)	1.73
Total from investment operations	(1.21)		0.50	1.93
Less distributions from:
Net investment income	(0.07)		(0.21)	(0.11)
Net realized gains	(0.56)		(0.38)	—
Total distributions	(0.63)		(0.59)	(0.11)
Net asset value, end of period	$24.89		$26.73	$26.82
Total return (4)(6)	(4.43)%		1.89%	7.75%
Net assets, at end of period (000s)	$79,642		$50,788	$29,499
Ratio of gross expenses to average net assets (3)	0.59%		0.71%	0.94%
Ratio of net expenses to average net assets (3)	0.60	% (8)	0.62%	0.65%
Ratio of net investment income to average net assets (3)	1.23%		1.07%	1.06%
Portfolio Turnover Rate (4)(5)	40%		24%	16%

(1)	The Small/Mid Cap Impact ETF commenced operations on February 27, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

(8)	Net expenses greater than gross expenses due to recapture of expenses during the period.

See accompanying notes to financial statements.

Inspire Corporate Bond Impact ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2019		Year Ended		Period Ended
	(Unaudited)		November 30, 2018		November 30, 2017 (1)
Net asset value, beginning of period	$24.18		$24.95		$25.00
Activity from investment operations:
Net investment income (2)	0.33		0.56		0.18
Net realized and unrealized gain (loss) on investments	1.01		(0.81)		(0.09)
Total from investment operations	1.34		(0.25)		0.09
Less distributions from:
Net investment income	(0.32)		(0.52)		(0.14)
Net realized gains	(0.00	) (7)	(0.00	) (7)	—
Total distributions	(0.32)		(0.52)		(0.14)
Net asset value, end of period	$25.20		$24.18		$24.95
Total return (4)(6)	5.56%		(0.99)%		0.37%
Net assets, at end of period (000s)	$115,902		$58,031		$22,453
Ratio of gross expenses to average net assets (3)	0.52%		0.68%		1.51%
Ratio of net expenses to average net assets (3)	0.61	% (8)	0.62%		0.65%
Ratio of net investment income to average net assets (3)	2.62%		2.27%		1.81%
Portfolio Turnover Rate (4)(5)	6%		5%		6%

(1)	The Inspire Corporate Bond Impact ETF commenced operations on July 10, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	Represents less than $0.005.

(8)	Net expenses greater than gross expenses due to recapture of expenses during the period.

See accompanying notes to financial statements.

Inspire 100 ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	May 31, 2019	Year Ended	Period Ended
	(Unaudited)	November 30, 2018	November 30, 2017 (1)
Net asset value, beginning of period	$26.06	$25.69	$25.00
Activity from investment operations:
Net investment income (2)	0.23	0.61	0.05
Net realized and unrealized gain (loss) on investments	(0.15)	0.19 (7)	0.64
Total from investment operations	0.08	0.80	0.69
Less distributions from:
Net investment income	(0.11)	(0.42)	—
Net realized gains	(0.01)	—	—
Return of capital	—	(0.01)	—
Total distributions	(0.12)	(0.43)	—
Net asset value, end of period	$26.02	$26.06	$25.69
Total return (4)(6)	0.31%	3.09%	2.76%
Net assets, at end of period (000s)	$54,637	$39,085	$6,423
Ratio of gross expenses to average net assets (3)	0.63%	0.84%	3.78%
Ratio of net expenses to average net assets (3)	0.35%	0.35%	0.35%
Ratio of net investment income to average net assets (3)	1.76%	2.27%	2.41%
Portfolio Turnover Rate (4)(5)	15%	8%	0%

(1)	The Inspire 100 ETF commenced operations on October 30, 2017.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(7)	The amount of net realized and unrealized gain on investments per share does not accord with the amounts in the Statements of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
May 31, 2019

1.	ORGANIZATION

The Inspire Global Hope ETF (“BLES”), Inspire Small/Mid Cap Impact ETF (“ISMD”), Inspire Corporate Bond Impact ETF (“IBD”) and Inspire 100 ETF (“BIBL”) (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. BLES’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Global Hope Large Cap Equal Weight Index. ISMD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Small/Mid Cap Impact Equal Weight Index. IBD’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire Corporate Bond Impact Equal Weight Index. BIBL’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Inspire 100 Market Cap Weight Index. The investment objectives are non-fundamental. BLES and ISMD commenced operations on February 27, 2017. IBD commenced operations on July 10, 2017. BIBL commenced operations on October 30, 2017.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update “ASU” 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser or sub-adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser or sub-adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Funds’ holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2019 for the Funds’ assets measured at value:

Inspire Global Hope ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$136,759,531	$—	$—	$136,759,531
Preferred Stock	$440,356	$—	$—	$440,356
Rights	$13,172	$—	$—	$13,172
Total	$137,213,059	$—	$—	$137,213,059

Inspire Small/Mid Cap Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$78,294,365	$—	$—	$78,294,365
Total	$78,294,365	$—	$—	$78,294,365

Inspire Corporate Bond Impact ETF
Assets *	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$113,806,975	$—	$113,806,975
Total	$—	$113,806,975	$—	$113,806,975

Inspire 100 ETF
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$54,044,919	$—	$—	$54,044,919
Total	$54,044,919	$—	$—	$54,044,919

There were no transfers into or out of Level 1 and Level 2 during the period. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly for BLES, ISMD and BIBL and monthly for IBD. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g.,

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax year ended November 30, 2018, or expected to be taken in the Funds’ November 30, 2019 year-end tax returns.

The Funds identify their major tax jurisdictions as U.S. federal and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

3.	INVESTMENT TRANSACTIONS

For the six months ended May 31, 2019, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$15,085,428	$12,963,876
Inspire Small/Mid Cap Impact ETF	$22,377,176	$23,214,441
Inspire Corporate Bond Impact ETF	$10,929,575	$4,432,370
Inspire 100 ETF	$7,414,029	$7,470,941

For the six months ended May 31, 2019, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
Inspire Global Hope ETF	$49,669,247	$1,033,195
Inspire Small/Mid Cap Impact ETF	$38,806,314	$4,322,320
Inspire Corporate Bond Impact ETF	$50,416,356	$0
Inspire 100 ETF	$15,276,598	$—

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. CWM Advisors, LLC (the “Adviser”) serves as the Fund’s Investment Adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.30% of each Fund’s average daily net assets. For the six months ended May 31, 2019, the Adviser earned $170,819, $95,943, $119,682 and $72,235 in advisory fees for BLES, ISMD, IBD and BIBL, respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed for BLES, ISMD, IBD and BIBL, at least until March 31, 2020, to waive a portion of its advisory fee and has agreed to reimburse the Funds for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

(including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 0.61% of average daily net assets for BLES and IBD, effective April 1, 2018, and 0.35% of average daily net assets for BIBL, respectively, herein referred to as the “Expense Limitation.” Effective, April 1, 2019, the fees would not exceed 0.60% of average daily net assets for ISMD. Prior to April 1, 2019, the fees would not exceed 0.61% of average daily net assets for ISMD.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, or limitation in place at time of wavier, the Adviser, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expense to exceed the Expense Limitation. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the six months ended May 31, 2019, the Adviser waived fees and/or reimbursed expenses in the amount of $66,344 for BIBL pursuant to the Waiver Agreement. For the six months ended May 31, 2019, the Adviser recaptured previously waived fees of $29,470 for BLES, $3,247 for ISMD, and $36,631 for IBD.

The following amounts previously waived by the Adviser are subject to recapture by the Funds by the following dates:

	11/30/2020	11/30/2021
ISMD	$47,856	$39,292
IBD	$24,142	$22,330
BIBL	$16,256	$117,184

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS, provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Effective February 1, 2019, NorthStar Financial Services Group, LLC, the parent company of GFS and its affiliated companies including Northern Lights Distributors, LLC (“NLD”) and Northern Lights Compliance Services, LLC (“NLCS”)(collectively, the “Gemini Companies”), sold its interest in the Gemini Companies to a third party private equity firm that contemporaneously acquired Ultimus Fund Solutions, LLC (an independent mutual fund administration firm) and its affiliates (collectively, the “Ultimus Companies”). As a result of these separate transactions, the Gemini Companies and the Ultimus Companies are now indirectly owned through a common parent entity, The Ultimus Group, LLC.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at the net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 50,000 shares for BLES, ISMD, BIBL and 100,000 shares for IBD. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Funds’ shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Funds are disclosed in the Statements of Changes in Net Assets.

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

The Transaction Fees for the Funds’ are listed in the table below:

	Fee for In-Kind and Cash	Maximum Additional Variable
ETFs	Purchases	Charge for Cash Purchases*
Inspire Global Hope ETF	$5,000	2.00%*
Inspire Small/Mid Cap Impact ETF	$2,500	2.00%*
Inspire Corporate Bond Impact ETF	$750	2.00%*
Inspire 100 ETF	$750	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions paid for the year ended November 30, 2018 and the period ended November 30, 2017 was as follows:

For the year ended November 30, 2018:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$1,595,990	$7,220	$—	$1,603,210
Inspire Small/Mid Cap Impact ETF	742,015	5,830	—	747,845
Inspire Corporate Bond Impact ETF	905,300	—	—	905,300
Inspire 100 ETF	422,936	4,291	21,298	448,525

For each of the periods ended November 30, 2017:
	Ordinary	Long-Term	Return
Portfolio	Income	Capital Gains	Of Capital	Total
Inspire Global Hope ETF	$433,285	$—	$—	$433,285
Inspire Small/Mid Cap Impact ETF	104,210	—	—	104,210
Inspire Corporate Bond Impact ETF	110,430	—	—	110,430
Inspire 100 ETF	—	—	—	—

As of November 30, 2018, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
Portfolio	Income	Capital Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Inspire Global Hope ETF	$337,188	$282,327	$—	$—	$—	$(2,625,789)	$(2,006,274)
Inspire Small/Mid Cap Impact ETF	824,516	286,858	—	—	—	(1,775,802)	(664,428)
Inspire Corporate Bond Impact ETF	16,375	—	(39,987)	(4,192)	—	(1,182,826)	(1,210,630)
Inspire 100 ETF	—	—	(1,729)	—	—	(726,235)	(727,964)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales, real estate investment trusts, passive

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

foreign investment companies, adjustments for partnerships, and C-Corporation return of capital distributions.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses for the year ended November 30, 2018 as follows:

Post October
Portfolio	Losses
Inspire Corporate Bond Impact ETF	39,987
Inspire 100 ETF	1,729

At November 30, 2018, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring
Portfolio	Short-Term	Long-Term	Total
Inspire Corporate Bond Impact ETF	2,720	1,472	4,192

Permanent book and tax differences, primarily attributable to realized gain (loss) on in-kind redemptions and adjustments for distribution reclasses, resulted in reclassifications for the Funds for the year ended November 30, 2018 as follows:

	Paid
	In	Accumulated
Portfolio	Capital	Earnings (Losses)
Inspire Global Hope ETF	$506,923	$(506,923)
Inspire Small/Mid Cap Impact ETF	1,492,176	(1,492,176)
Inspire Corporate Bond Impact ETF	(14,347)	14,347
Inspire 100 ETF	123,541	(123,541)

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Tax Cost	Appreciation	Depreciation	(Depreciation)
Inspire Global Hope ETF	$139,532,103	$9,608,398	(11,927,442)	$(2,319,044)
Inspire Small/Mid Cap Impact ETF	84,072,772	3,496,638	(9,275,045)	(5,778,407)
Inspire Corporate Bond Impact ETF	111,691,567	2,144,693	(29,285)	2,115,408
Inspire 100 ETF	54,158,851	4,153,709	(4,267,641)	(113,932)

The Inspire ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
May 31, 2019

8.	RECENT ACCOUNTING PRONOUNCEMENTS AND REPORTING UPDATES

In March 2017, the FASB issued ASU No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

In August 2018, the FASB issued ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the policy for the timing of transfers between levels. For investment companies, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. Early adoption is allowed. At this time, management is evaluating the implications of this ASU and any impact on the financial statement disclosures.

In August 2018, the Securities and Exchange Commission adopted amendments to certain disclosure requirements under Regulation S-X to conform to US GAAP, including: (i) an amendment to require presentation of the total, rather than the components, of distributable earnings on the Statements of Assets and Liabilities; and (ii) an amendment to require presentation of the total, rather than the components, of distributions to shareholders, except for tax return of capital distributions, if any, on the Statements of Changes in Net Assets. The amendments also removed the requirement for parenthetical disclosure of undistributed net investment income on the Statements of Changes in Net Assets. These amendments have been incorporated with these financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

The Board of Trustees declared the following distributions after May 31, 2019:

	Dividend Per Share	Record Date	Payable Date
Inspire Global Hope ETF	$0.2414	6/28/2019	7/3/2019
Inspire Small/Mid Cap Impact ETF	$0.0784	6/28/2019	7/3/2019
Inspire Corporate Bond Impact ETF	$0.0521	6/28/2019	7/3/2019
Inspire 100 ETF	$0.1099	6/28/2019	7/3/2019

The Inspire ETFs
EXPENSE EXAMPLES (Unaudited)
May 31, 2019

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2018 through May 31, 2019.

Actual Expenses

The “Actual” expenses lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*	Expenses Paid During Period**
Actual	12/1/2018	5/31/2019	12/1/2018 - 5/31/2019	12/1/2018 - 5/31/2019
Inspire Global Hope ETF	$1,000.00	$1,028.50	$2.53	0.61%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$955.70	$2.88	0.59%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,055.60	$2.66	0.59%
Inspire 100 ETF	$1,000.00	$1,390.00	$2.09	0.35%

Hypothetical
(5% return before expenses)
Inspire Global Hope ETF	$1,000.00	$1,022.44	$2.52	0.61%
Inspire Small/Mid Cap Impact ETF	$1,000.00	$1,021.99	$2.97	0.59%
Inspire Corporate Bond Impact ETF	$1,000.00	$1,022.34	$2.62	0.59%
Inspire 100 ETF	$1,000.00	$1,023.19	$1.77	0.35%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio net of waived/reimbursed fees, multiplied by the number of days in the period (182) divided by the number of days in the fiscal year (365). “Hypothetical” expense information is presented on the basis of the full one-half year period to enable a comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but is multiplied by 182/365 (to reflect the full half-year period).

**	Annualized.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877-658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-658-9473.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.inspireinvesting.com.

INVESTMENT ADVISOR
Inspire (CWM Advisors, LLC)
650 San Benito Street
Suite 130
Hollister, CA 95023

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 8/8/19

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 8/8/19